Oil and Gas Properties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest percentage for wells	19.60%
Development costs	$ 355,250	$ 32,600
Impairment loss	$ 54,498,394	9,892,000
Annual discount rate	15.00%
Recoverable amount	$ 3,463,000
Oil and gas properties, net	721,403	50,823,184
Sale of oil and gas assets	38,273	1,087,146
Adjustment for hyperinflation	$ 64,199
Cendere Oil Field [Member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	9.80%
South akcakoca sub-basin [member]
IfrsStatementLineItems [Line Items]
Development costs		31,400,000
Working Interest rate	49.00%
Impairment loss	$ 54,498,394	9,892,000
Reversal of impairment loss recognised in profit or loss property plant and equipment
Impairment loss recognised in profit or loss property plant and equipment	54,498,394
Sale of oil and gas assets	38,273	1,087,146
Proceeds from disposal of oil and gas assets	21,249	621,054
Loss from disposal of oil and gas assets	17,024	$ 466,092
Adjustment for hyperinflation	$ 10,132